Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE	12 Months Ended
Mar. 31, 2021
Wah Fu Holding [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	May 19, 2016
Place of establishment	Hong Kong, PRC
Percentage of legal ownership by Wah F	100.00%
Principal activities	Holding Company
Distance Learning [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Dec. 23, 1999
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	100.00%
Principal activities	Provider of online education services and technological development and operation services
Shanghai Xin Fu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Jul. 20, 2015
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	100.00%
Principal activities	Inactive
Shanghai Xia Shu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Apr. 29, 2016
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	100.00%
Principal activities	Inactive
Hunan Huafu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Jun. 15, 2015
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	75.00%
Principal activities	Provider of online education services
Nanjing Suyun [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Mar. 08, 2017
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	70.00%
Principal activities	Provider of online education services
Huaxia MOOC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Mar. 15, 2017
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	51.00%
Principal activities	Provider of online education services
Guizhou Huafu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Apr. 25, 2017
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	51.00%
Principal activities	Provider of online education services
Fuzhou Huafu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	May 21, 2018
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	65.00%
Principal activities	Provider of online education services
Liaoning Huafu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Jun. 26, 2018
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	70.00%
Principal activities	Provider of online education services
Guangxi Huafu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Aug. 14, 2019
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	55.00%
Principal activities	Inactive
Huafu Silu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Sep. 18, 2018	[1]
Place of establishment	Mainland, PRC	[1]
Percentage of legal ownership by Wah F	51.00%	[1]
Principal activities	Inactive	[1]
Guangzhou Huafu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Oct. 21, 2019
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	60.00%
Principal activities	Inactive
Sichuan Huafu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Nov. 08, 2019
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F	60.00%
Principal activities	Inactive
Digital Information [Member] | Variable interest entity [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and its subsidiary's VIE [Line Items]
Date of establishment	Sep. 14, 2000
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah F
Principal activities	Provider of technological development and operation service and holder of Internet Content Provider ("ICP") License

[1]	Huafu Silu was dissolved on March 4, 2020.